Document and Entity Information	Jan. 21, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	UWM Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	82-2124167
Entity Address, Address Line One	585 South Blvd E
Entity Address, City or Town	Pontiac
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	800
Local Phone Number	981-8898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 22, 2021, UWM Holdings Corporation (formerly known as Gores Holdings IV, Inc.) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 2.03, 3.01, 3.02, 4.01, 5.01, 5.02 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 3.03, 5.03 and 5.06 of Form 8-K.
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Entity Central Index Key	0001783398
Class A Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	UWMC
Security Exchange Name	NYSE
Warrant
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	UWMCW
Security Exchange Name	NYSE